SCHEDULE OF DEFERRED INCOME TAX ASSETS (LIABILITIES) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Property, plant and equipment	$ 7,030	$ 4,644
Net operating loss carryforward	26,332	26,514
Total deferred tax assets	33,362	31,158
Less: valuation allowance	(10,311)	(10,042)
Deferred tax assets, net of valuation allowance	23,051	21,116
Property, plant and equipment	(5,558)	(4,335)
Intangible assets	(12,292)	(15,408)
Total deferred tax liabilities	(17,850)	(19,743)
Net deferred tax asset / (liability)	$ 5,201	$ 1,373